Rights of use of assets	12 Months Ended
Jun. 30, 2020
Rights of Use of Assets [Abstract]
Rights of use of assets
13.	Rights of use of assets

Below is the composition of the rights of use of the Group´s assets as of June 30, 2020 and June 30, 2019:

	06.30.20	06.30.19
Farmland	2,027	-
Offices, shopping malls and other buildings	4,116	-
Communication networks	11,004	-
Machinery and equipment	34	-
Others	4,747	-
Right-of-use assets	21,928	-

Non-current	21,928	-
Total	21,928	-

Changes in the Group´s rights of use during the fiscal year ended June 30, 2020, were as follows:

06.30.20
IFRS 16 initial adjustments	16,374
Additions (i)	8,859
Disposals	(4)
Transfer	164
Previsions	69
Amortization charges	(5,388)
Currency translation adjustment	1,779
Deconsolidation	(42)
Valorization	117
Total saldo al cierre	21,928

(i)	Includes incorporation by business combination

Depreciation charge for rights of use is detailed below:

	06.30.20	06.30.19
Farmland	254	-
Offices, shopping malls and other buildings	538	-
Communication networks	3,155	-
Others	1,018	-
Depreciation charge of right-of-use assets	4,965	-

Other charges to income related to rights of use were as follows:

06.30.20
Right-of-use interests	(134)
Results from short-term leases	19,610
Results from variable leases not recognized as lease liabilities	797

The average discount rate and the term of liability for lease recognized as of June 30, 2020 are detailed below:

Agricultural business		Operations Center Argentina		Operations Center Israel
Average discount rate	Maturity date	Average discount rate	Maturity date	Average discount rate	Maturity date
6.9%	2022-2050	10,61%	2023-2041	3%	2022-2090